SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
2026	$ 43,514
2027	50,347
2028	57,920
2029	42,870
Total Lease liabilities	$ 194,651	$ 227,675